Derivatives and Hedging Activities (Details) € in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 EUR (€)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional amount of derivative asset	$ 82,800		$ 82,800		€ 36,000
Unrealized Gain (Loss) on Derivatives	$ 500	$ 1,600	$ 1,800	$ 1,200